Trade and other receivables, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade and other receivables, net [Line Items]
Beginning balance	$ 2,372	$ 2,087	$ 0
Increase in restricted bank accounts	410	285	2,087
Final balance	$ 2,782	$ 2,372	$ 2,087